Accrued Liabilities and Other Payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Payables
Accrued professional fees	¥ 11,242	¥ 10,552
Accrued promotion fees	3,986	10,829
Payable for property, plant and equipment	2,604	156
Accrued employee welfare expense, meal and travel expense	1,535	362
Accrued office rental expense	463	769
Guarantee deposits	230	280
Withholding employees' social insurance and housing fund	1,190	1,289
Others	3,902	3,369
Total	¥ 25,152	¥ 27,606